LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES	12 Months Ended
Dec. 31, 2015
Long-term Debt, Excluding Current Maturities, Alternative [Abstract]
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES
NOTE 8:-	LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

Banks and others

	Annual interest
	rate at
	December 31	December 31,
	2015	2015	2014
	%	US Dollars in thousands
Linkage terms
U.S. dollar	5 - 8.56	844	403
NIS - not linked	5 - 6	55	128
Euro	2.17	394	659
NIS - linked to the Prime rate	P+0.9	2,906	1,157
		4,199	2,347
Less - current maturities (banks and others)		(1,294)	(509)

		2,905	1,838

Minimum future payments at December 31, 2015 due under the long-term (including capital lease) debt are as follows:

Long-term loan

First year	1,337
Second year	1,029
Third year	934
Forth year	846
Fifth year and thereafter	53

4,199

Long-term debt  includes capital leases in the amounts of $1,464 and $ 1,190 and current maturities of long-term debt of $492 and $431 at December 31, 2015 and 2014, respectively. The current maturities are classified to the trade payable balance as of December 31, 2015 and 2014, respectively.

In April 2014, the Company signed a new financial undertakings letter with one bank and in May 2014 with another bank, effective for the financial statements for the year ended December 31, 2013 and onward. The Company is required to maintain certain financial covenants, including: (i) adjusted shareholders' equity (excluding certain intangible and other assets) equal to the greater of $ 4.5 million or 17% of its consolidated total assets; and (ii) a debt service ratio of 1.5. Debt service ratio is defined as the ratio of EBITDA to current maturities of long-term debt plus interest expenses. As of December 31, 2015, the Company was in compliance with such covenants.

As to pledges securing the loans, see Note 10a.